Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000222038
Shareholder Report [Line Items]
Fund Name	Short Duration Income Fund
Class Name	Investor Class
Trading Symbol	TSDLX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - Investor Class	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 133,369,000
Holdings Count | Holding	636
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$133,369
Number of Portfolio Holdings	636

Holdings [Text Block]
Corporate Bonds	36.2%
Asset-Backed Securities	23.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	16.2
Non-U.S. Government Mortgage-Backed Securities	9.0
U.S. Government & Agency Mortgage-Backed Securities	7.4
Commercial Paper	3.3
Foreign Government Obligations & Municipalities	2.1
Bank Loans	1.9
Short-Term and Other	0.7

Largest Holdings [Text Block]
U.S. Treasury Notes	15.7%
Federal National Mortgage Assn.	3.9
Federal Home Loan Mortgage	2.4
KKR	1.8
Exeter Automobile Receivables Trust	0.9
HCA	0.8
Ally Bank Auto Credit-Linked Notes	0.7
Wheels Fleet Lease Funding 1	0.7
JPMorgan Mortgage Trust	0.7
HOMES Trust	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222039
Shareholder Report [Line Items]
Fund Name	Short Duration Income Fund
Class Name	I Class
Trading Symbol	TSIDX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - I Class	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 133,369,000
Holdings Count | Holding	636
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$133,369
Number of Portfolio Holdings	636

Holdings [Text Block]
Corporate Bonds	36.2%
Asset-Backed Securities	23.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	16.2
Non-U.S. Government Mortgage-Backed Securities	9.0
U.S. Government & Agency Mortgage-Backed Securities	7.4
Commercial Paper	3.3
Foreign Government Obligations & Municipalities	2.1
Bank Loans	1.9
Short-Term and Other	0.7

Largest Holdings [Text Block]
U.S. Treasury Notes	15.7%
Federal National Mortgage Assn.	3.9
Federal Home Loan Mortgage	2.4
KKR	1.8
Exeter Automobile Receivables Trust	0.9
HCA	0.8
Ally Bank Auto Credit-Linked Notes	0.7
Wheels Fleet Lease Funding 1	0.7
JPMorgan Mortgage Trust	0.7
HOMES Trust	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless